Quarterly portfolio holdings
John Hancock
Global Climate Action Fund
International equity
June 30, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 6-30-26 (unaudited)
	Shares	Value
Common stocks 99.7%		$6,725,432
(Cost $6,203,665)
Canada 2.8%		190,512
Waste Connections, Inc.	1,143	190,512
France 5.3%		357,532
Bureau Veritas SA	5,327	163,160
Schneider Electric SE	594	194,372
Germany 6.1%		408,311
Deutsche Boerse AG	732	199,653
Siemens AG	649	208,658
Ireland 4.1%		278,805
Allegion PLC	1,017	142,878
Experian PLC	4,033	135,927
Japan 0.8%		50,549
Keyence Corp.	100	50,549
Netherlands 0.9%		61,244
Koninklijke Ahold Delhaize NV	1,521	61,244
Switzerland 5.4%		366,486
Cie Financiere Richemont SA, A Shares	983	226,904
Givaudan SA	33	139,582
Taiwan 2.5%		169,537
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	355	169,537
United Kingdom 4.2%		279,040
London Stock Exchange Group PLC	1,604	173,417
RELX PLC	3,342	105,623
United States 67.6%		4,563,416
Abbott Laboratories	2,715	246,359
AECOM	1,987	138,693
Alphabet, Inc., Class A	1,097	392,035
Amazon.com, Inc. (A)	1,038	247,397
Arthur J. Gallagher & Company	714	163,913
Avery Dennison Corp.	1,160	188,326
Boston Scientific Corp. (A)	2,438	104,054
Broadcom, Inc.	500	188,875
Cencora, Inc.	807	228,365
Copart, Inc. (A)	4,452	125,502
Lennox International, Inc.	192	110,006
Lowe’s Companies, Inc.	673	148,390
Marsh & McLennan Companies, Inc.	1,382	230,338
Meta Platforms, Inc., Class A	199	112,095
Microsoft Corp.	1,106	412,560
Motorola Solutions, Inc.	421	174,837
NVIDIA Corp.	2,290	458,204
Otis Worldwide Corp.	757	54,201
Texas Instruments, Inc.	545	162,448
Tractor Supply Company	1,478	46,720
Uber Technologies, Inc. (A)	925	66,748
UnitedHealth Group, Inc.	276	114,714
Veralto Corp.	1,156	102,514
Visa, Inc., Class A	776	266,238
Waters Corp. (A)	213	79,884

2	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 0.7%			$48,157
(Cost $48,163)
Short-term funds 0.7%			48,157
John Hancock Collateral Trust (B)	3.6026(C)	4,816	48,157

Total investments (Cost $6,251,828) 100.4%	$6,773,589
Other assets and liabilities, net (0.4%)	(24,253)
Total net assets 100.0%	$6,749,336

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 6-30-26.
The fund had the following sector composition as a percentage of net assets on 6-30-26:
Industrials	25.8%
Information technology	23.9%
Financials	15.3%
Health care	11.5%
Consumer discretionary	9.9%
Communication services	7.5%
Materials	4.9%
Consumer staples	0.9%
Short-term investments and other	0.3%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL CLIMATE ACTION FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2026, by major security category or type:
	Total value at 6-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Canada	$190,512	$190,512	—	—
France	357,532	—	$357,532	—
Germany	408,311	—	408,311	—
Ireland	278,805	142,878	135,927	—
Japan	50,549	—	50,549	—
Netherlands	61,244	—	61,244	—
Switzerland	366,486	—	366,486	—
Taiwan	169,537	169,537	—	—
United Kingdom	279,040	—	279,040	—
United States	4,563,416	4,563,416	—	—
Short-term investments	48,157	48,157	—	—
Total investments in securities	$6,773,589	$5,114,500	$1,659,089	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,816	$54,134	$245,912	$(251,872)	$(16)	$(1)	$525	—	$48,157
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
4	|